Restatement of Previously Issued Financial Restatements (Details Textual) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income tax	$ 1,393	$ 1,027	$ 2,800	$ 2,340	$ 3,859	$ 4,420	$ 4,040
Net income attributable to common shareholders	934	675	1,874	1,522	2,573	2,806	2,509
Stockholders' equity attributable to parent	64,380		64,380		64,544	61,453	58,019
Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income attributable to common shareholders			1,874		2,573	2,806
Stockholders' equity attributable to parent	$ 10,138		$ 10,138		$ 9,107	7,163	4,775	[1]
Retained Earnings | Expense Accruals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity attributable to parent						918
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income tax						316	1,210
Net income attributable to common shareholders		$ (26)		$ (39)		192	726
Stockholders' equity attributable to parent						$ 918	$ 726

[1]	The opening balance of retained earnings was adjusted by $726 thousand for a material correction of prior period errors. Refer to Note 2, "Restatement of Previously Issued Financial Statements"